Borrowings (Tables)	12 Months Ended
Jun. 30, 2015
Borrowings.
Summary of advances from the Federal Home Loan Bank of Boston

	Unpaid Principal Balance		Carrying Amount(1)		Weighted Average Interest Rate
Maturity By Fiscal Year	2015	2014	2015	2014	2015	2014
	(Dollars in thousands)
2016	15,000	—	15,000	—	0.38%	—
2017	10,000	10,000	10,123	10,210	2.84%	4.26%
2018	5,000	5,000	5,065	5,091	1.43%	4.29%

	$30,000	$15,000	$30,188	$15,301	2.34%	2.51%

(1)

The difference between the carrying amount and the unpaid principal balance is the result of purchase accounting. The premium or discount is being amortized or accreted as interest expense over the instrument's contractual life.

Summary of wholesale repurchase agreements

	Unpaid Principal Balance		Carrying Amount(1)		Weighted Average Interest Rate
Maturity By Fiscal Year	2015	2014	2015	2014	2015	2014
	(Dollars in thousands)
2016	10,000	10,000	10,037	10,199	4.44%	4.44%

	$10,000	$10,000	$10,037	$10,199	4.44%	4.44%

(1)

The difference between the carrying amount and the unpaid principal balance is the result of purchase accounting. The premium or discount is being amortized or accreted as interest expense over the instrument's contractual life.

Schedule of outstanding capital lease obligations

Capital Lease Obligation
(Dollars in thousands)
2016	$303
2017	306
2018	306
2019	306
2020	306
2021 and thereafter	25

1,552
Imputed interest	(184)

Capital lease obligation	$1,368